Discontinued and Held-for-sale Operations (Select Balance Sheet Information for Held-for-sale Operations) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Other Assets	$ 6,321	$ 7,105
Assets of operations held-for-sale	$ 0	634
Automotive finance operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Interest in Joint Venture	40.00%
Equity Method Investment, Realized Gain (Loss) on Disposal	$ 400
Other Assets		$ 634